Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Ship-management Fees	$ 686	$ 498
Total	6,965	6,116
Related Party [Member]
Related Party Transaction [Line Items]
Charter hire commissions	234	323
Ship-management Fees	686	498
Administration Fees	1,010	961
Total	$ 1,930	$ 1,782